Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Schedule of Marketable Securities [Line Items]
Cost	$ 510	$ 663		$ 663
Unrealized gain (loss)	(59)	2		2
Write-down	(275)	(39)	(158)	(1,234)
Fair value	176	626		626
Equity Securities [Member]
Schedule of Marketable Securities [Line Items]
Cost	510	663		663
Unrealized gain (loss)	(59)	2		2
Write-down	(275)	(39)
Fair value	$ 176	$ 626		$ 626